Shareholders' Equity (Details) - USD ($) shares in Millions, $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Shares held in EBT (in shares)	0	1
Market value of shares held in EBT	$ 0.2	$ 75.4